CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 14,325	$ 23,278
Time deposits maturing over three months	9,911	11,258
Marketable securities (note 3)	9,803	5,303
Available-for-sale securities (note 4)	1,676	1,643
Accounts receivable, less allowances for doubtful accounts of $534 and $607 at March 31, 2014 and 2015, respectively	9,577	7,926
Inventories (note 5)	10,828	11,012
Prepaid expenses and other current assets (note 6)	2,120	1,474
Total current assets	58,240	61,894
Property, plant and equipment, net (note 7)	36,598	$ 38,742
Time deposits maturing over twelve months	$ 1,601
Goodwill (note 8)
Total assets	$ 96,439	$ 100,636
Current liabilities:
Accounts payable	3,348	2,665
Accrued payroll and employee benefits	4,228	4,391
Customer deposits	2,450	1,780
Other accrued liabilities (note 10)	1,201	1,237
Income taxes payable	345	262
Deferred income tax liabilities (note 11)	804	691
Total current liabilities	$ 12,376	$ 11,026
Commitments and contingencies (note 12)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 17,031,810 and 17,031,810 shares issued as of March 31, 2014 and 2015; 16,056,239 and 16,056,239 shares outstanding as of March 31, 2014 and 2015	$ 53,063	$ 53,063
Treasury stock at cost; 975,571 and 975,571 shares as of March 31, 2014 and 2015 (note 15)	(2,513)	(2,513)
Additional paid-in capital	8,005	7,806
Accumulated other comprehensive income	5,378	5,345
Retained earnings	20,130	25,909
Total shareholders' equity	84,063	89,610
Total liabilities and shareholders' equity	$ 96,439	$ 100,636